Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of future minimum rent payments under the operating lease

Total
Year ending December 31, 2024	$199,560
Year ending December 31, 2025	248,520
Year ending December 31, 2026	251,440
Year ending December 31, 2027	135,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	917,800
Less imputed interest	(223,383)
Present value of payments	$694,417

Schedule of future minimum rent payments under the finance lease

Total
Year ending December 31, 2024	$449,683
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,485
Total future minimum lease payments	829,926
Less imputed interest	(90,509)
Present value of payments	$739,417

Schedule of finance lease expense and weighted average remaining lease term and the weighted average discount rate on the finance leases

	For the Three Months Ended June 30,
	June 30, 2024	June 30, 2023
Operating lease expense:
Operating lease expense	$3,733	—
Total operating lease expense	$3,733	$—

	For the Six Months Ended June 30,
	June 30, 2024	June 30, 2023
Operating lease expense:
Operating lease expense	$3,733	—
Total operating lease expense	$3,733	$—

	For the Three Months Ended June 30,
	June 30, 2024	June 30, 2023
Finance lease amortization	$3,540	$—
Finance lease interest	559	—
Total finance lease expense	$4,099	$—

	For the Six Months Ended June 30,
	June 30, 2024	June 30, 2023
Finance lease amortization	$3,540	$—
Finance lease interest	559	—
Total finance lease expense	$4,099	$—

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Schedule of operating right-of-use assets

Operating right-of-use assets are summarized below.

	December 31, 2023	December 31, 2022
Office Lease	$1,216,055	$1,130,642
Less accumulated amortization	(337,743)	(344,514)
Right-of-use, net	$878,312	$786,128

Schedule of operating lease liabilities

Operating lease liabilities are summarized below:

	December 31, 2023	December 31, 2022
Office Lease	$886,602	$786,128
Less: current portion	(222,325)	(194,834)
Long term portion	$664,277	$591,294

Schedule of future minimum rent payments under the operating lease

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2024	$241,850
Year ending December 31, 2025	236,520
Year ending December 31, 2026	239,440
Year ending December 31, 2027	132,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	933,090
Less imputed interest	(46,488)
PV of Payments	$886,602

Schedule of finance right-of-use assets

Finance right-of-use assets are summarized below:

	December 31, 2023	December 31, 2022
Equipment Lease	$849,662	$849,662
Less accumulated amortization	(305,957)	(93,541)
Right-of-use, net	$543,705	$756,121

Schedule of finance lease liabilities

Finance lease liabilities are summarized below:

	December 31, 2023	December 31, 2022
Equipment Lease	$712,867	$767,094
Less: current portion	(386,370)	(156,128)
Long term portion	$326,497	$610,966

Schedule of future minimum rent payments under the finance lease

Future minimum rent payments under the finance lease are as follows:

Total
Year ending December 31, 2024	$386,370
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,484
Total future minimum lease payments	766,612
Less imputed interest	(53,745)
PV of Payments	$712,867

Schedule of finance lease expense and weighted average remaining lease term and the weighted average discount rate on the finance leases

	December 31,	December 31,
	2023	2022
Finance lease amortization	$212,416	$93,540
Finance lease interest	47,990	24,706
Total finance lease expense	$260,406	$118,246

	December 31,		December 31,
	2023		2022
Weighted average remaining lease term	2.6	years	3.6	years
Weighted average discount rate	6.92%		6.92%